COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [abstract]
Effective interest rate (%)	6.70%
Collaboration Interest-bearing Advanced Funding	$ 319.1